Significant Accounting Policies - Impact of the Adoption of ASU 2014-09 on Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Trade accounts receivable	$ 16,126	$ 4,772
Prepayments and other assets	8,532	3,046
Liabilities
Current liabilities	115,159	$ 123,071
Balances without adoption of ASU 2014-09
Current Assets
Trade accounts receivable	17,526
Prepayments and other assets	8,135
Liabilities
Current liabilities	115,194
Effect of change
Current Assets
Trade accounts receivable	(1,400)
Prepayments and other assets	397
Liabilities
Current liabilities	$ 35